UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

April 30, 2011 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.8%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--.4%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.20	5/1/11	3,300,000 a	3,300,000

Arizona--1.9%
JPMorgan Chase Putters and Drivers
Trust (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)		0.26	5/7/11	8,500,000 a,b	8,500,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.29	5/7/11	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)		0.27	5/7/11	7,600,000 a	7,600,000

California--1.5%
California Statewide Communities
Development Authority, MFHR
(Liquidity Facility; FHLMC and
LOC; FHLMC)		0.35	5/7/11	13,995,000 a,b	13,995,000

Colorado--2.0%
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)		0.48	5/7/11	2,765,000 a	2,765,000
Colorado Housing and Finance
Authority, EDR (Wanco, Inc.
Project) (LOC; U.S. Bank NA)		0.48	5/7/11	2,435,000 a	2,435,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)		0.30	5/7/11	10,000,000 a	10,000,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)		0.28	5/7/11	2,940,000 a	2,940,000

Connecticut--2.2%
Connecticut Health and Educational
Facilities Authority, Revenue

(Yale University Issue)
(Liquidity Facility; Wells
Fargo Bank)	0.26	5/7/11	7,300,000 a,b	7,300,000
Hamden,
GO Notes, BAN	2.00	8/24/11	13,000,000	13,053,768

District of Columbia--1.2%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.29	5/7/11	10,715,000 a	10,715,000

Florida--5.2%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.33	5/7/11	13,230,000 a	13,230,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC; Bank
of America)	0.33	5/2/11	17,140,000	17,140,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC; Bank
of America)	0.37	6/3/11	6,025,000	6,025,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(Insured; Berkshire Hathaway
Assurance Corporation)	0.27	5/7/11	6,700,000 a	6,700,000
Halifax Hospital Medical Center,
Hospital Improvement Revenue,
Refunding (LOC; JPMorgan Chase
Bank)	0.28	5/7/11	4,000,000 a	4,000,000

Georgia--4.8%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.35	5/25/11	10,000,000	10,000,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	5/7/11	10,000,000 a	10,000,000
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen, Inc. Project) (LOC;
Wells Fargo Bank)	0.45	5/7/11	4,700,000 a	4,700,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Wells
Fargo Bank)	0.32	6/10/11	10,000,000	10,000,000
Municipal Electric Authority of
Georgia, CP (LOC; Wells Fargo
Bank)	0.28	5/5/11	8,922,000	8,922,000

Illinois--1.4%

Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.27	5/7/11	4,730,000 a	4,730,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	0.30	5/7/11	8,405,000 a	8,405,000

Indiana--2.7%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	0.34	5/7/11	3,005,000 a	3,005,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	0.31	5/7/11	2,095,000 a	2,095,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	0.34	5/7/11	3,150,000 a	3,150,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.30	5/7/11	6,000,000 a	6,000,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.41	5/7/11	10,000,000 a,b	10,000,000

Iowa--.4%
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	4,000,000	4,021,002

Kansas--.9%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; U.S. Bank NA)	0.29	5/7/11	8,450,000 a	8,450,000

Kentucky--2.0%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.31	5/7/11	8,630,000 a	8,630,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	10,000,000	10,049,574

Louisiana--3.4%
Ascension Parish,
Revenue, CP (BASF SE)	0.49	5/12/11	9,000,000	9,000,000
Lake Charles Harbor and Terminal
District, Revenue (Lake
Charles Cogeneration LLC
Project)	0.37	5/31/11	12,000,000	12,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal
Corp and LOC; FHLB)	0.36	5/7/11	10,000,000 a	10,000,000

Maryland--2.0%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Trust)	0.39	5/7/11	6,075,000 a	6,075,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.29	5/7/11	5,675,000 a	5,675,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.27	5/7/11	2,700,000 a	2,700,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Trust)	0.31	5/7/11	3,705,000 a	3,705,000

Massachusetts--5.0%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.38	5/7/11	9,975,000 a,b	9,975,000
Massachusetts,
GO Notes, RAN	2.00	5/26/11	13,000,000	13,015,095
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.36	5/7/11	15,440,000 a,b	15,440,000
Massachusetts Housing Finance
Agency, SFHR (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.80	5/7/11	6,990,000 a	6,990,000

Michigan--2.7%
Michigan,
GO Notes	2.00	9/30/11	8,000,000	8,052,178
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; Bank of America)	0.43	5/7/11	1,900,000 a	1,900,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.33	5/7/11	4,180,000 a	4,180,000
Waterford Charter Township
Economic Development
Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.28	5/7/11	10,270,000 a	10,270,000

Minnesota--1.1%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.28	5/7/11	7,000,000 a	7,000,000
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.30	5/7/11	3,150,000 a	3,150,000

Nevada--4.1%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.26	5/7/11	6,600,000 a	6,600,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.26	5/7/11	8,100,000 a	8,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal Bank
of Canada)	0.25	5/7/11	8,105,000 a	8,105,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.30	5/25/11	15,000,000	15,000,000

New Hampshire--1.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Liquidity
Facility: Dexia Credit Locale
and JPMorgan Chase Bank)	0.75	5/7/11	10,000,000 a	10,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.37	5/7/11	5,000,000 a	5,000,000

New Jersey--1.1%
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal

Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.60	5/7/11	10,000,000 a	10,000,000

New York--7.1%
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	0.26	5/1/11	38,955,000 a	38,955,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	12,000,000	12,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.27	5/7/11	9,000,000 a	9,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(LOC; Dexia Credit Locale)	0.90	5/7/11	4,795,000 a	4,795,000

North Carolina--3.0%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.29	5/7/11	27,700,000 a	27,700,000

Ohio--2.6%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.27	5/7/11	5,055,000 a	5,055,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	0.36	5/7/11	1,880,000 a	1,880,000
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.38	5/7/11	7,870,000 a,b	7,870,000
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	9,000,000	9,016,489

Oklahoma--.7%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.65	9/1/11	6,000,000	6,000,000

Pennsylvania--9.5%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	0.44	5/7/11	2,920,000 a	2,920,000

Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.26	5/7/11	10,405,000 a	10,405,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.33	5/7/11	27,400,000 a	27,400,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.31	5/7/11	7,300,000 a	7,300,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.41	5/7/11	16,000,000 a	16,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.28	5/7/11	15,000,000 a	15,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Pennsylvania
School for the Deaf) (LOC;
Citizens Bank of Pennsylvania)	0.44	5/7/11	2,400,000 a	2,400,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Trust)	0.41	5/7/11	5,100,000 a	5,100,000

Tennessee--1.0%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.29	5/7/11	3,300,000 a	3,300,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.27	5/7/11	6,200,000 a	6,200,000

Texas--19.1%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.33	5/7/11	10,000,000 a	10,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wells
Fargo Bank)	0.38	5/7/11	3,660,000 a	3,660,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank

and LOC; Permanent School Fund
Guarantee Program)	0.32	7/12/11	13,000,000	13,000,000
Houston,
CP (Liquidity Facility; Wells
Fargo Bank)	0.27	7/25/11	7,500,000	7,500,000
Houston,
Utility System Revenue, CP
(LOC; Barclays Bank PLC)	0.30	5/18/11	5,000,000	5,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.54	6/30/11	19,000,000	19,000,000
North Texas Tollway Authority,
Revenue, CP (LOC; Bank of
America)	0.35	6/6/11	7,300,000	7,300,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.49	5/12/11	5,000,000	5,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.49	5/12/11	5,000,000	5,000,000
San Antonio,
Sales Tax Revenue, CP (LOC;
Bank of America)	0.30	5/19/11	2,000,000	2,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.29	5/7/11	16,000,000 a	16,000,000
Texas,
TRAN	2.00	8/31/11	25,000,000	25,140,167
Texas Department of Housing and
Community Affairs, SFMR	0.27	5/7/11	49,200,000 a	49,200,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.30	8/9/11	5,000,000	5,000,000

Vermont--1.0%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	0.38	6/9/11	9,000,000	9,000,000

Virginia--1.5%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Trust)	0.36	5/7/11	13,520,000 a	13,520,000

Washington--1.4%
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	0.36	5/7/11	4,555,000 a	4,555,000

Washington Economic Development
Finance Authority, SWDR
(CleanScapes, Inc. Project)
(LOC; Bank of the West)	0.35	5/7/11	7,895,000 a	7,895,000

Wisconsin--2.7%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.35	5/7/11	6,250,000 a	6,250,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	0.32	5/7/11	18,435,000 a	18,435,000

Wyoming--1.6%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (LOC; Royal Bank of
Canada)	0.26	5/7/11	15,000,000 a	15,000,000

Total Investments (cost $900,550,273)			98.8%	900,550,273
Cash and Receivables (Net)			1.2%	10,841,819
Net Assets			100.0%	911,392,092

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to $73,080,000 or 8.0% of net assets.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	900,550,273
Level 3 - Significant Unobservable Inputs	-
Total	900,550,273

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)